Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

The following tables set forth information about the Company’s reportable segments, along with the items necessary to reconcile the segment information to the totals reported in the Company’s consolidated statements of operations as follows (in thousands):

	For the Year Ended December 31, 2024
	Pharmacy Solutions	Provider Services	Total Segments
Product revenue	$8,754,282	$—	$8,754,282
Service revenue	—	1,317,932	1,317,932
Cost of drugs	7,368,426	—	7,368,426
Cost of services	—	797,286	797,286
Other direct costs (1)	640,075	—	640,075
Segment selling, general, and administrative expenses (2)	462,219	340,034	802,253
Segment depreciation and amortization expense (3)	111,103	24,675	135,778
Segment EBITDA	$394,665	$205,287	$599,952

	For the Year Ended December 31, 2023
	Pharmacy Solutions	Provider Services	Total Segments
Product revenue	$6,522,450	$—	$6,522,450
Service revenue	—	1,168,566	1,168,566
Cost of drugs	5,291,630	—	5,291,630
Cost of services	—	711,304	711,304
Other direct costs (1)	549,086	—	549,086
Segment selling, general, and administrative expenses (2)	426,521	310,747	737,268
Segment depreciation and amortization expense (3)	115,749	22,897	138,646
Segment EBITDA	$370,962	$169,412	$540,374

	For the Year Ended December 31, 2022
	Pharmacy Solutions	Provider Services	Other	Total Segments
Product revenue	$5,264,423	$—	$—	$5,264,423
Service revenue	—	1,098,383	274,650	1,373,033
Cost of drugs	4,142,064	—	—	4,142,064
Cost of services	—	678,181	238,959	917,140
Other direct costs (1)	493,340	—	—	493,340
Segment selling, general, and administrative expenses (2)	398,080	288,762	16,841	703,683
Segment depreciation and amortization expense (3)	113,532	22,478	2,144	138,154
Segment EBITDA	$344,472	$153,918	$19,745	$518,135

(1)
Other direct costs primarily includes direct labor costs, delivery costs, insurance, and depreciation and amortization expense that relates to revenue-generating assets.
(2)
Segment selling, general, and administrative expense includes indirect labor costs, depreciation and amortization, insurance, rent, lease, supplies, professional services, maintenance, repairs, utilities, and communications expense.
(3)
Total segment depreciation and amortization expense is presented in other direct costs, costs of services, and segment general and administrative expenses, based on the associated asset.

	For the Years Ended December 31,
	2024	2023	2022
Reconciliation of loss:
Total Segment EBITDA	$599,952	$540,374	$518,135
Segment depreciation and amortization	135,778	138,646	138,154
Expenses not allocated at segment level:
Selling, general, and administrative expenses	329,854	321,692	198,084
Depreciation and amortization	26,366	21,911	22,179
Goodwill impairment loss	—	—	40,856
Loss on extinguishment of debt	12,726	—	—
Interest expense, net	190,546	271,899	199,813
Income tax benefit	(26,387)	(31,508)	(390)
Net loss	$(68,931)	$(182,266)	$(80,561)